8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Details
Risk-free interest rate	1.56%	1.93%	1.17%
Expected life of options	1 year	5 years	4 years
Annualized volatility	118.49%	103.17%	94.66%
Dividends	0.00%	0.00%	0.00%